Summarized Financial Information of Subsidiaries (Tables) - LAMAR MEDIA CORP [Member]	12 Months Ended
Dec. 31, 2015
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet as of December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$6,086	$245,685	$29,461	$—	$281,232
Net property, plant and equipment	—	1,072,595	22,542	—	1,095,137
Intangibles and goodwill, net	—	1,904,096	34,765	—	1,938,861
Other assets	2,969,906	11,451	535	(2,923,702)	58,l90

Total assets	$2,975,992	$3,233,827	$87,303	$(2,923,702)	$3,373,420

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$21,332	$—	$—	$—	$21,332
Other current liabilities	29,268	163,955	22,618	—	215,841

Total current liabilities	50,600	163,955	22,618	—	237,173

Long-term debt	1,898,152	—	—	—	1,898,152
Other noncurrent liabilities	20,059	210,233	53,659	(53,037)	230,914

Total liabilities	1,968,811	374,188	76,277	(53,037)	2,366,239

Stockholders’ equity	1,007,181	2,859,639	11,026	(2,870,665)	1,007,181

Total liabilities and stockholders’ equity	$2,975,992	$3,233,827	$87,303	$(2,923,702)	$3,373,420

Condensed Consolidating Balance Sheet as of December 31, 2014
(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$12,003	$235,202	$25,439	$—	$272,644
Net property, plant and equipment	—	1,063,741	19,899	—	1,083,640
Intangibles and goodwill, net	—	1,834,022	35,112	—	1,869,134
Other assets	2,903,894	10,413	13,953	(2,853,218)	75,042

Total assets	$2,915,897	$3,143,378	$94,403	$(2,853,218)	$3,300,460

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$15,625	$—	$—	$—	$15,625
Other current liabilities	29,281	151,508	25,144	—	205,933

Total current liabilities	44,906	151,508	25,144	—	221,558

Long-term debt	1,884,270	—	—	—	1,884,270
Other noncurrent liabilities	19,830	207,359	52,788	(52,236)	227,741

Total liabilities	1,949,006	358,867	77,932	(52,236)	2,333,569

Stockholders’ equity	966,891	2,784,511	16,471	(2,800,982)	966,891

Total liabilities and stockholders’ equity	$2,915,897	$3,143,378	$94,403	$(2,853,218)	$3,300,460

Condensed Consolidating Statements of Operations and Comprehensive Income

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,302,770	$54,045	$(3,419)	$1,353,396
Direct advertising expenses (1)	—	446,765	29,325	(2,330)	473,760
General and administrative expenses (1)	—	231,914	10,268	—	242,182
Corporate expenses (1)	—	69,721	1,705	—	71,426
Depreciation and amortization	—	183,757	7,676	—	191,433
Gain on disposition of assets	—	(8,765)	—	—	(8,765)

Operating income (loss)	—	379,378	5,071	(1,089)	383,360

Equity in (earnings) loss of subsidiaries	(361,330)	—	—	361,330	—
Interest expense (income), net	98,427	(33)	1,094	(1,089)	98,399

Income before income tax expense	262,903	379,411	3,977	(361,330)	284,961
Income tax expense (2)	—	8,256	13,802	—	22,058

Net income (loss)	$262,903	$371,155	$(9,825)	$(361,330)	$262,903

Statement of Comprehensive Income
Net income (loss)	$262,903	$371,155	$(9,825)	$(361,330)	$262,903
Total other comprehensive loss, net of tax	—	—	(3,632)	—	(3,632)

Total comprehensive income (loss)	$262,903	$371,155	$(13,457)	$(361,330)	$259,271

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2014

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,240,324	$51,070	$(4,334)	$1,287,060
Direct advertising expenses (1)	—	427,945	27,570	(2,246)	453,269
General and administrative expenses (1)	—	220,497	10,303	—	230,800
Corporate expenses (1)	—	67,154	1,579	—	68,733
Depreciation and amortization	—	249,655	8,780	—	258,435
Gain on disposition of assets	—	(3,192)	—	—	(3,192)

Operating income (loss)	—	278,265	2,838	(2,088)	279,015

Equity in (earnings) loss of subsidiaries	(454,138)	—	—	454,138	—
Interest expense (income), net	105,234	(101)	2,107	(2,088)	105,152
Other expenses (income)	61,869	—	(31,777)	—	30,092

Income before income tax expense (benefit)	287,035	278,366	32,508	(454,138)	143,771
Income tax expense (benefit) (2)	—	(143,743)	479	—	(143,264)

Net income (loss)	$287,035	$422,109	$32,029	$(454,138)	$287,035

Statement of Comprehensive Income
Net income (loss)	$287,035	$422,109	$32,029	$(454,138)	$287,035
Total other comprehensive loss, net of tax	—	—	(1,413)	—	(1,413)

Total comprehensive income (loss)	$287,035	$422,109	$30,616	$(454,138)	$285,622

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2013

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,196,817	$52,875	$(3,850)	$1,245,842
Direct advertising expenses (1)	—	411,248	27,594	(1,998)	436,844
General and administrative expenses (1)	—	221,369	10,205	—	231,574
Corporate expenses (1)	—	54,737	2,140	—	56,877
Depreciation and amortization	—	292,575	8,004	—	300,579
Gain on disposition of assets	—	(3,804)	—	—	(3,804)

Operating income (loss)	—	220,692	4,932	(1,852)	223,772

Equity in (earnings) loss of subsidiaries	(144,280)	—	—	144,280	—
Interest expense (income), net	145,566	(165)	2,563	(1,852)	146,112
Other expenses	14,345	—	—	—	14,345

Income before income tax expense (benefit)	(15,631)	220,857	2,369	(144,280)	63,315
Income tax expense (benefit) (2)	(55,969)	81,522	(2,576)	—	22,977

Net income (loss)	$40,338	$139,335	$4,945	$(144,280)	$40,338

Statement of Comprehensive Income
Net income (loss)	$40,338	$139,335	$4,945	$(144,280)	$40,338
Total other comprehensive loss, net of tax	—	—	(2,111)	—	(2,111)

Total comprehensive income (loss)	$40,338	$139,335	$2,834	$(144,280)	$38,227

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$348,116	$537,763	$9,434	$(441,892)	$453,421

Cash flows from investing activities:
Acquisitions	—	(145,865)	(8,012)	—	(153,877)
Capital expenditures	—	(106,126)	(4,299)	—	(110,425)
Proceeds from disposition of assets and investments	—	10,429	—	—	10,429
Investment in subsidiaries	(153,877)	—	—	153,877	—
(Increase) decrease in intercompany notes receivable	(717)	—	—	717	—
Decrease (increase) in notes receivable	193	(200)	—	—	(7)

Net cash used in investing activities	(154,401)	(241,762)	(12,311)	154,594	(253,880)

Cash flows from financing activities:
Proceeds received from revolving credit facility	317,000	—	—	—	317,000
Payment on revolving credit facility	(282,000)	—	—	—	(282,000)
Principal payments on long-term debt	(15,468)	—	—	—	(15,468)
Intercompany loan proceeds	—	—	717	(717)	—
Distributions to non-controlling interest	—	—	(1,130)	—	(1,130)
Dividends to parent	(271,244)	(441,892)	—	441,892	(271,244)
Contributions from (to) parent	52,263	145,865	8,012	(153,877)	52,263

Net cash (used in) provided by financing activities	(199,449)	(296,027)	7,599	287,298	(200,579)

Effect of exchange rate changes in cash and cash equivalents	—	—	(2,670)	—	(2,670)

Net increase (decrease) in cash and cash equivalents	(5,734)	(26)	2,052	—	(3,708)
Cash and cash equivalents at beginning of period	10,689	480	14,366	—	25,535

Cash and cash equivalents at end of period	$4,955	$454	$16,418	$—	$21,827

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2014

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$335,043	$526,987	$5,214	$(432,664)	$434,580

Cash flows from investing activities:
Acquisitions	—	(65,021)	—	—	(65,021)
Capital expenditures	—	(104,976)	(2,597)	—	(107,573)
Proceeds from disposition of assets and investments	—	4,135	—	—	4,135
Investment in subsidiaries	(65,021)	—	—	65,021	—
(Increase) decrease in intercompany notes receivable	(17,034)	—	—	17,034	—
Decrease (increase) in notes receivable	10	4,452	—	—	4,462

Net cash used in investing activities	(82,045)	(161,410)	(2,597)	82,055	(163,997)

Cash flows from financing activities:
Proceeds received from revolving credit facility	325,000	—	—	—	325,000
Payment on revolving credit facility	(410,000)	—	—	—	(410,000)
Principal payments on long-term debt	(11,750)	—	—	—	(11,750)
Proceeds received from senior credit facility	300,000	—	—	—	300,000
Debt issuance costs	(17,442)	—	—	—	(17,442)
Proceeds received from note offering	510,000	—	—	—	510,000
Payment on senior subordinated notes	(415,752)	—	—	—	(415,752)
Payment on senior credit facility	(328,856)	—	(23,250)	—	(352,106)
Intercompany loan proceeds	—	—	17,034	(17,034)	—
Distributions to non-controlling interest	—	—	(1,094)	—	(1,094)
Dividends to parent	(241,422)	(432,664)	—	432,664	(241,422)
Contributions from (to) parent	38,201	65,021	—	(65,021)	38,201

Net cash used in financing activities	(252,021)	(367,643)	(7,310)	350,609	(276,365)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,395)	—	(1,395)

Net increase (decrease) in cash and cash equivalents	977	(2,066)	(6,088)	—	(7,177)
Cash and cash equivalents at beginning of period	9,712	2,546	20,454	—	32,712

Cash and cash equivalents at end of period	$10,689	$480	$14,366	$—	$25,535

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2013

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$278,359	$476,822	$3,547	$(381,353)	$377,375

Cash flows from investing activities:
Acquisitions	—	(92,248)	—	—	(92,248)
Capital expenditures	—	(101,242)	(4,408)	—	(105,650)
Proceeds from disposition of assets and investments	—	6,869	—	—	6,869
Investment in subsidiaries	(92,248)	—	—	92,248	—
(Increase) decrease in intercompany notes receivable	(8,264)	—	—	8,264	—
(Increase) decrease in notes receivable	(126)	(714)	—	—	(840)

Net cash used in investing activities	(100,638)	(187,335)	(4,408)	100,512	(191,869)

Cash flows from financing activities:
Proceeds received from revolving credit facility	184,000	—	—	—	184,000
Payment on revolving credit facility	(34,000)	—	—	—	(34,000)
Principal payments on long-term debt	(30,051)	—	(3,000)	—	(33,051)
Debt issuance costs	(89)	—	—	—	(89)
Payment on senior subordinated notes	(360,383)	—	—	—	(360,383)
Intercompany loan proceeds	—	—	8,264	(8,264)	—
Dividends to parent	(4,200)	(381,353)	—	381,353	(4,200)
Contributions from (to) parent	37,858	92,248	—	(92,248)	37,858

Net cash (used in) provided by financing activities	(206,865)	(289,105)	5,264	280,841	(209,865)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,340)	—	(1,340)

Net increase (decrease) in cash and cash equivalents	(29,144)	382	3,063	—	(25,699)
Cash and cash equivalents at beginning of period	38,856	2,164	17,391	—	58,411

Cash and cash equivalents at end of period	$9,712	$2,546	$20,454	$—	$32,712